INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Finite Lived Intangible Assets Acquired As Part Of Business Combination [Table Text Block]
	June 30,
	2016			2017
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$3,151	(2,308)	843	$3,086	(2,811)	275
Order backlog	11,848	(11,835)	13	11,605	(11,605)	-
Patents and copyrights	-	-	-	1,695	(42)	1,653

	$14,999	(14,143)	856	$16,386	(14,458)	1,928

Schedule of Expected Amortization Expense [Table Text Block]	The annual amortization expense relating to the existing intangible assets for the next year is as follow:
Year ending June 30,
2018	$500
2019	225
2020	225
2021	225
2022	215
$1,390